DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2016
Jinghan Group [Member]
Discontinued operations [Line Items]
Schedule of Revenues and Income (Loss) from Discontinued Pperations
	Years ended December, 31
	2014	2015	2016
	RMB	RMB	RMB
Revenues	679,295	171,938	-
Impairment loss	-	-	-
Loss from discontinued operation	(73,499)	(4,499)	-
Income tax benefit	15,735	1,385	-
Loss from discontinued operation, net of income tax	(57,764)	(3,114)	-
Income on sale of discontinued operation, net of income tax (note(i))	-	343,912	-
Income (loss) from and on sale of discontinued operation, net of income tax	(57,764)	340,798	-

Note (i) Foreign currency translation adjustment included in the loss on sale of discontinued operation is RMB 9,084 for the year ended December 31, 2015.